Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2022
Expenses by Nature
Schedule of amortization and depreciation expense classified by functions

	Thousands of Euros
	31/12/2022	31/12/2021	31/12/2020
Cost of sales	275,512	211,676	198,310
Research and development	44,295	55,311	32,814
Selling, general & administration expenses	88,057	92,780	90,409
	407,864	359,767	321,533

Schedule of other operating income and expenses by function

	Thousands of Euros
	31/12/2022	31/12/2021	31/12/2020
Cost of sales	682,636	535,058	500,415
Research and development	164,229	165,884	156,994
Selling, general & administration expenses	579,067	532,056	499,218
	1,425,932	1,232,998	1,156,627

Schedule of other operating income and expenses by nature

	Thousands of Euros
	Reference	31/12/2022	31/12/2021	31/12/2020
Changes in trade provisions		8,743	4,844	(14,059)
Professional services		305,215	258,371	265,539
Commissions		40,397	28,671	27,147
Supplies and auxiliary materials		251,120	197,893	187,370
Operating leases	Note 8	38,994	32,945	28,176
Freight		190,692	148,797	137,466
Repair and maintenance expenses		218,971	150,308	147,039
Advertising		90,652	71,280	55,073
Insurance		46,090	38,724	30,776
Royalties		13,646	48,446	40,634
Travel expenses		49,356	30,334	23,005
External services		83,296	74,858	71,240
R&D Expenses		94,903	106,873	101,410
Gains on disposal of assets		(22,236)	—	—
Other		16,093	40,654	55,811
Other operating income&expenses		1,425,932	1,232,998	1,156,627